Employee Benefit Plan	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Employee Benefit Plan
14. Employee Benefit Plan
The Company implemented a 401(k) retirement savings and profit sharing plan (the “Plan”) effective January 1, 1999. During 2022, the Company commenced safe harbor matching contribution for up to 4% of eligible employee contributions. Total matching contribution under the Plan amounted to approximately $138,000 and $107,000 for the year ended December 31, 2024 and 2023, respectively.